Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Funds
Entity Central Index Key	0000916620
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
U.S. GOVERNMENT MONEY MARKET FUND
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT MONEY MARKET FUND
Class Name	U.S. GOVERNMENT MONEY MARKET FUND
Trading Symbol	NOGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Government Money Market Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
U.S. GOVERNMENT MONEY MARKET FUND (SHARES/NOGXX)	$ 36	0.35%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 36	[1]
Expense Ratio, Percent	0.35%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.
GROWTH

OF

$10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT MONEY MARKET FUND (SHARES/NOGXX)	3.84%	3.16%	2.02%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 21,590,340,000
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 69,585,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 21,590,340
Total number of portfolio holdings	117
Total net advisory fees paid (in thousands)	$ 69,585

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	49.9%
U.S. Government Agencies	38.5%
U.S. Government Obligations	11.6%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

U.S. GOVERNMENT SELECT MONEY MARKET FUND
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT SELECT MONEYMARKET FUND
Class Name	U.S. GOVERNMENT SELECT MONEYMARKET FUND
Trading Symbol	NOSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Government Select Money Market Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
U.S. GOVERNMENT SELECT MONEY MARKET FUND (SHARES/NOSXX)	$ 36	0.35%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 36	[1]
Expense Ratio, Percent	0.35%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.
GROWTH

OF

$10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT SELECT MONEY MARKET FUND (SHARES/NOSXX)	3.84%	3.22%	2.05%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 4,483,690,000
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 14,216,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 4,483,690
Total number of portfolio holdings	108
Total net advisory fees paid (in thousands)	$ 14,216

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	47.6%
U.S. Government Agencies	38.0%
U.S. Government Obligations	13.8%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

SMALL CAP CORE FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	SMALL CAP CORE FUND
Class Name	CLASS I
Trading Symbol	NSGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Core Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1
SMALL CAP CORE FUND (CLASS I/NSGRX)	$ 56	0.50%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 56	[1]
Expense Ratio, Percent	0.50%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the report
i
ng pe
r
iod?
  During the fiscal year ended March 31, 2026, the U.S. Federal Reserve lowered interest rates as inflation data slowed and employment remained steady. Following the selloff on the announcement of tariffs, equities rallied significantly as policy was not as severe as initially outlined.
  The Russell 2000
  ®
  Index, the Fund’s benchmark (the “Index”), finished the fiscal year ended March 31, 2026 higher by 25.72%. Energy and materials were among the best performing sectors in the Index, while consumer staples and real estate sectors lagged.
  The Fund’s Class I shares’ return of 22.55% underperformed the Index.
    Performance Contributors:
      Stock selection in consumer discretionary and utilities sectors.
      Stock selection in micro-capitalization companies.
    Performance Detractors:
      Stock selection in healthcare and information technology sectors.
      Impact from our proprietary quality model.
      Overweight allocation to higher quality stocks, which underperformed the Index.
      Underweight allocation to lower quality stocks with poor momentum, which significantly outperformed the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Class I shares of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests). Class I commenced operations on July 30, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class I Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
SMALL CAP CORE FUND (CLASS I/NSGRX)	22.55%	5.28%	9.84%
RUSSELL 3000 ® INDEX	18.09%	10.87%	13.72%
RUSSELL 2000 ® INDEX	25.72%	3.77%	9.88%

Performance Inception Date	Jul. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 341,922,000
Holdings Count | Holding	1,560
Advisory Fees Paid, Amount	$ 1,098,000
Investment Company, Portfolio Turnover	18.92%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 341,922
Total number of portfolio holdings	1,560
Total net advisory fees paid (in thousands)	$ 1,098
Portfolio turnover rate as of the end of the reporting period	18.92%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET AS
S
ETS
Industrials	18.0%
Financials	17.1%
Health Care	16.1%
Information Technology	13.4%
Consumer Discretionary	9.3%
Energy	6.6%
Short-Term Investments	5.9%
Real Estate	5.0%
All other industries less than 5% *	13.2%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
SMALL CAP CORE FUND - CLASS K
Shareholder Report [Line Items]
Fund Name	SMALL CAP CORE FUND
Class Name	CLASS K
Trading Symbol	NSCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Core Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1
SMALL CAP CORE FUND (CLASS K/NSCKX)	$ 45	0.40%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 45	[1]
Expense Ratio, Percent	0.40%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, the U.S. Federal Reserve lowered interest rates as inflation data slowed and employment remained steady. Following the selloff on the announcement of tariffs, equities rallied significantly as policy was not as severe as initially outlined.
  The Russell 2000
  ®
  Index, the Fund’s benchmark (the “Index”), finished the fiscal year ended March 31, 2026 higher by 25.72%. Energy and materials were among the best performing sectors in the Index, while consumer staples and real estate sectors lagged.
  The Fund’s Class K shares’ return of 22.63% underperformed the Index.
    Performance Contributors:
      Stock selection in consumer discretionary and utilities sectors.
      Stock selection in micro-capitalization companies.
    Performance Detractors:
      Stock selection in healthcare and information technology sectors.
      Impact from our proprietary quality model.
      Overweight allocation to higher quality stocks, which underperformed the Index.
      Underweight allocation to lower quality stocks with poor momentum, which significantly outperformed the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Class K shares of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests). Class K commenced operations on July 30, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class K Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
SMALL CAP CORE FUND (CLASS K/NSCKX)	22.63%	5.38%	9.90%
RUSSELL 3000 ® INDEX	18.09%	10.87%	13.72%
RUSSELL 2000 ® INDEX	25.72%	3.77%	9.88%

Performance Inception Date	Jul. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 341,922,000
Holdings Count | Holding	1,560
Advisory Fees Paid, Amount	$ 1,098,000
Investment Company, Portfolio Turnover	18.92%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 341,922
Total number of portfolio holdings	1,560
Total net advisory fees paid (in thousands)	$ 1,098
Portfolio turnover rate as of the end of the reporting period	18.92%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Industrials	18.0%
Financials	17.1%
Health Care	16.1%
Information Technology	13.4%
Consumer Discretionary	9.3%
Energy	6.6%
Short-Term Investments	5.9%
Real Estate	5.0%
All other industries less than 5% *	13.2%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
HIGH YIELD FIXED INCOME FUND
Shareholder Report [Line Items]
Fund Name	HIGH YIELD FIXED INCOME FUND
Class Name	HIGH YIELD FIXED INCOME FUND
Trading Symbol	NHFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the High Yield Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
HIGH YIELD FIXED INCOME FUND (SHARES/NHFIX)	$ 62	0.60%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 62	[1]
Expense Ratio, Percent	0.60%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, the high yield market posted strong positive returns. High yield spreads ended the fiscal year tighter than where they began. In aggregate, high yield tightened 0.30% to end the period at 3.10%, as represented by the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, the Fund’s style-specific benchmark (the “Index”). Energy was the best performer during the period as consolidation, continued balance sheet improvement, and the conflict involving Iran boosted oil prices, all supporting tighter spreads. Paper and packaging was one of the worst performing sectors as demand remained tepid, while the surge in energy costs increased concerns of margin compression for this sector. Given the risk-on nature of the reporting period, the lower quality portions of the market generally outperformed the higher quality portions. BB rated bonds returned 7.12%, B rated securities returned 6.95%, and CCC rated bonds generated a 7.38% return.
  The Fund returned 7.47% for the reporting period, outperforming the 7.01% return of the Index.
    Performance contributors:
      Overweight to B rated securities.
      Modest overweight to CCC rated securities.
      Overweight positions in energy and banking.
      Security selection in wireless, healthcare and midstream.
    Performance detractors:
      Underweight to consumer services and gaming.
      Security selection in packaging and financial institutions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
HIGH YIELD FIXED INCOME FUND (SHARES/NHFIX)	7.47%	4.10%	5.72%
BLOOMBERG UNIVERSAL INDEX	4.64%	0.65%	2.11%
BLOOMBERG U.S. CORPORATE HIGH YIELD 2% ISSUER CAPPED INDEX	7.01%	4.22%	6.12%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 2,079,404,000
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 12,424,000
Investment Company, Portfolio Turnover	40.19%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 2,079,404
Total number of portfolio holdings	540
Total net advisory fees paid (in thousands)	$ 12,424
Portfolio turnover rate as of the end of the reporting period	40.19%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Corporate Bonds	74.0%
Foreign Issuer Bonds	11.9%
Investment Companies	8.1%
Futures Contracts Sold Short	5.9%
Other less than 5% *	0.1%
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
CORE BOND FUND
Shareholder Report [Line Items]
Fund Name	CORE BOND FUND
Class Name	CORE BOND FUND
Trading Symbol	NOCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Core Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
CORE BOND FUND (SHARES/NOCBX)	$ 42	0.41%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 42	[1]
Expense Ratio, Percent	0.41%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, global macroeconomic risk shifted towards weaker growth and higher inflation, as the impact from the conflict involving Iran brought disruption to global commodity supply, including oil, natural gas, fertilizers, and other inputs. The calendar year-over-year Consumer Price Index reversed its prior trend, rising from 2.8% to 3.3%, while the unemployment rate slightly increased to 4.3% from 4.1%. The U.S. Federal Reserve (the “Fed”) continued its easing cycle, delivering 75 basis points (“bps”) of cuts in the second half of 2025, bringing the Fed Funds Overnight Rate from a targeted range of 4.25%-4.50% down to 3.50%-3.75%. Investment grade credit index spreads tightened by 6 bps, high yield index spreads tightened by 25 bps, and the mortgage-backed securities (“MBS”) index spread tightened by 12 bps during the reporting period.
  The Fund returned 4.27%, underperforming the 4.35% return of its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the reporting period. The Fund adjusted its allocation to securitized holdings throughout the year, adding commercial MBS and asset backed securities (“ABS”), with a particular overweight to ABS in the strategic allocation. Simultaneously, risk was reduced in corporates and MBS at 2025 calendar year end. The Fund remained neutral to duration throughout the reporting period.
    Performance Contributors:
      Security selection within, and sector allocation to, investment grade credit and securitized bonds.
    Performance Detractors:
      Long Treasury bond holdings were a slight detractor as long-term rates rose at the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
CORE BOND FUND (SHARES/NOCBX)	4.27%	0.29%	1.65%
BLOOMBERG U.S. AGGREGATE BOND INDEX	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 91,295,000
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 245,000
Investment Company, Portfolio Turnover	139.58%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 91,295
Total number of portfolio holdings	306
Total net advisory fees paid (in thousands)	$ 245
Portfolio turnover rate as of the end of the reporting period	139.58%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
U.S. Government Obligations	23.2%
U.S. Government Agencies	18.4%
Asset-Backed Securities	18.2%
Corporate Bonds	12.8%
Commercial Mortgage-Backed Securities	5.0%
Futures Contracts	6.5%
Futures Contracts Sold Short	11.1%
Other less than 5% *	4.8%
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
SHORT BOND FUND
Shareholder Report [Line Items]
Fund Name	SHORT BOND FUND
Class Name	SHORT BOND FUND
Trading Symbol	BSBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Short Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
SHORT BOND FUND (SHARES/BSBAX)	$ 41	0.40%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 41	[1]
Expense Ratio, Percent	0.40%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, global macroeconomic risk shifted towards weaker growth and higher inflation, as the impact from the conflict involving Iran brought disruption to global commodity supply, including oil, natural gas, fertilizers, and other inputs. The calendar year-over-year Consumer Price Index reversed its prior trend, rising from 2.8% to 3.3%, while the unemployment rate slightly increased to 4.3% from 4.1%. The U.S. Federal Reserve (the “Fed”) continued its easing cycle, delivering 75 basis points (“bps”) of cuts in the second half of 2025, bringing the Fed Funds Overnight Rate from a targeted range of 4.25%-4.50% down to 3.50%-3.75%. Investment grade credit index spreads tightened by 6 bps, high yield index spreads tightened by 25 bps, and the mortgage-backed securities index spread tightened by 12 bps during the reporting period.
  The Fund returned 4.33% for the fiscal year, outperforming its style-specific benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index (the "Index"), which returned 3.96%. As of March 31, 2026, the Fund is comprised of approximately 55% Corporates, 25% Securitized bonds, and 20% U.S. Treasuries. The Fund generally maintained its risk profile, year over year, as well as its neutral-to-duration positioning.
    Performance Contributors:
      Overweight to investment grade and high yield corporate bonds and securitized holdings.
    Performance Detractors:
      Our natural underweight to

      U.S. government bonds, versus the Index, was a detractor.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
1
1	Index returns may not be visible due to high correlation with the Fund’s returns.

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
SHORT BOND FUND (SHARES/BSBAX)	4.33%	2.12%	2.19%
BLOOMBERG U.S. AGGREGATE BOND INDEX	4.35%	0.31%	1.70%
BLOOMBERG 1-3 YEAR U.S. GOVERNMENT/CREDIT INDEX	3.96%	2.04%	2.02%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 188,432,000
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 741,000
Investment Company, Portfolio Turnover	104.90%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 188,432
Total number of portfolio holdings	243
Total net advisory fees paid (in thousands)	$ 741
Portfolio turnover rate as of the end of the reporting period	104.90%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Corporate Bonds	26.8%
Foreign Issuer Bonds	8.7%
Asset-Backed Securities	7.2%
U.S. Government Obligations	6.3%
U.S. Government Agencies	5.4%
Futures Contracts	12.4%
Futures Contracts Sold Short	25.3%
Other less than 5% *	7.9%
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
GLOBAL TACTICAL ASSET ALLOCATION FUND
Shareholder Report [Line Items]
Fund Name	GLOBAL TACTICAL ASSET ALLOCATION FUND
Class Name	GLOBAL TACTICAL ASSET ALLOCATION FUND
Trading Symbol	BBALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Tactical Asset Allocation Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
GLOBAL TACTICAL ASSET ALLOCATION FUND (SHARES/BBALX)	$ 28	0.26%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio reflects only the direct expenses of the Fund and not any expenses associated with the underlying funds.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, the U.S. economic backdrop remained constructive despite wide-ranging investor concerns across the period – spanning tariffs, U.S. labor market softening, a U.S. government shutdown and the conflict involving Iran. Most major developed-market central banks continued to cut interest rates. Despite tariff-related market consternation in early April 2025, financial market returns were strong over the reporting period with double-digit gains in equities and mid-to-upper-single-digit gains in fixed income.
  The Fund returned 13.68% during the fiscal year, outperforming the 13.62% return of its blended benchmark, the Asset A llo
  cation Blend Index (60% MSCI All Country World Index and 40% Bloomberg U.S. Aggregate Bond Index).
    Performance contributors:
      Tactical positioning, primarily underweight positioning in investment grade fixed income and positioning in non-U.S. equities.
      The Fund was overweight equities and underweight fixed income throughout most of the reporting period.
      During the reporting period, the Fund made a number of asset allocation changes, including overall increases in allocations to non-U.S. equities and real assets, along with reductions in U.S. equities and high yield fixed income.
    Performance detractors:
      Implementing the Fund's tactical asset allocation recommendations, with some drag in non-U.S. developed market equities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent ac co
unt values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s two broad-based securities market indices and a blended benchmark.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
GLOBAL TACTICAL ASSET ALLOCATION FUND (SHARES/BBALX)	13.68%	5.24%	6.44%
MSCI ALL COUNTRY WORLD INDEX	20.01%	9.49%	11.33%
BLOOMBERG U.S. AGGREGATE BOND INDEX	4.35%	0.31%	1.70%
BLENDED INDEX - 60% MSCI ALL COUNTRY WORLD INDEX AND 40% BLOOMBERG U.S. AGGREGATE BOND INDEX	13.62%	5.87%	7.60%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 79,935,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 52,000
Investment Company, Portfolio Turnover	24.95%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 79,935
Total number of portfolio holdings	21
Total net advisory fees paid (in thousands)	$ 52
Portfolio turnover rate as of the end of the reporting period	24.95%

Holdings [Text Block]
ASSET CLASS WEIGHTINGS

AS A % OF INVESTMENTS
U.S. Equity	38.1%
U.S. Bonds - Investment Grade	19.6%
Non U.S. Equity - Developed	14.6%
U.S. Fixed Income	9.1%
Non U.S. Equity - Emerging Markets	7.5%
Cash	4.7%
U.S. Bonds - Inflation Protected	1.9%
Global Infrastructure	1.9%
U.S. Bonds - High Yield	1.8%
Commodities/Natural Resources	0.7%
Cash Equivalent	0.1%

MULTI MANAGER HIGH YIELD OPPORTUNITY FUND
Shareholder Report [Line Items]
Fund Name	MULTI-MANAGER HIGH YIELDOPPORTUNITY FUND
Class Name	MULTI-MANAGER HIGH YIELDOPPORTUNITY FUND
Trading Symbol	NMHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Multi-Manager High Yield Opportunity Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND (SHARES/NMHYX)	$ 70	0.68%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 70	[1]
Expense Ratio, Percent	0.68%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  For the fiscal year ended March 31, 2026, the high yield market returned 6.90%, as measured by the ICE BofA U.S. High Yield Constrained Index, the Fund’s style-specific benchmark (the “Index”). During the period, higher quality securities outperformed lower quality securities. BB rated securities returned 6.96%, B rated securities returned 7.22%, and CCC’s & lower rated securities returned 4.94%. From a sector perspective, telecommunications, healthcare, and energy outperformed the Index, while technology and transportation underperformed the Index.
  For the fiscal year ended March 31, 2026, the Fund returned 6.27%, underperforming the 6.90% return of the

  Index.
    Performance contributors:
      Sub-adviser BlackRock Investment Management, LLC’s (“BlackRock”) security selection in retailers, media, and wirelines drove performance, as did an underweight to retail and overweight in B-rated securities.
      Sub-adviser Polen Capital Credit, LLC’s (“Polen”) positive carry effect, driven by a higher coupon structure, an overweight to the healthcare sector, and holdings within capital goods, technology, and retail contributed to performance.
      Sub-adviser Nomura Corporate Research and Asset Management Inc.'s (“Nomura”) security selection within energy, basic industry, and financial services was the main driver of performance. Selection within CCC-rated securities, which as a quality cohort lagged, was also positive.
    Performance detractors:
      BlackRock's underweight in independent energy, an off-index allocation to loans, and security selection within CCC-rated securities detracted.
      Polen’s overweight to CCC-rated securities and security selection within that quality cohort, as well as an underweight to telecommunications and energy, detracted from performance.
      Nomura’s main detractors to performance were holdings in retail, capital goods, and automotives.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND (SHARES/NMHYX)	6.27%	4.07%	5.74%
BLOOMBERG UNIVERSAL INDEX	4.64%	0.65%	2.11%
ICE BofA U.S. HIGH YIELD CONSTRAINED INDEX	6.90%	4.19%	6.04%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 142,397,000
Holdings Count | Holding	1,471
Advisory Fees Paid, Amount	$ 838,000
Investment Company, Portfolio Turnover	53.81%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 142,397
Total number of portfolio holdings	1,471
Total net advisory fees paid (in thousands)	$ 838
Portfolio turnover rate as of the end of the reporting period	53.81%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Corporate Bonds	80.5%
Investment Companies	10.0%
Foreign Issuer Bonds	8.2%
Other less than 5%*	6.4%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund
changed
?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
SMALL CAP INDEX FUND
Shareholder Report [Line Items]
Fund Name	SMALL CAP INDEX FUND
Class Name	SMALL CAP INDEX FUND
Trading Symbol	NSIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Index Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
SMALL CAP INDEX FUND (SHARES/NSIDX)	$ 11	0.10%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 11	[1]
Expense Ratio, Percent	0.10%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, global equities delivered strong double digit returns, supported by resilient earnings growth, gradually easing—though still restrictive—monetary policy expectations, and a strong rebound following last April’s tariff related selloff as trade policy ultimately proved less severe than initially outlined. Returns moderated during the latter part of the first quarter of 2026 as markets reacted to rising geopolitical risks and elevated energy prices amid escalating tensions in the Middle East.

  However, despite increased volatility and a late period pullback, full year performance remained firmly positive across all major regions. U.S. equities advanced meaningfully, with market leadership concentrated in information technology and communication services sectors, driven by investor enthusiasm around artificial intelligence–related growth opportunities and capital investment. Small-cap equities outperformed both large-cap equities and mid-cap equities in the U.S., reflecting a sharp recovery in valuations, and benefited from expectations of easing financial conditions, stable credit availability and a rebound in cyclical segments during the period.
  The Fund returned 25.82% during the fiscal year ended March 31, 2026, compared to a return of 25.72% for its benchmark, the Russell 2000
  ®
  Index (the “Index”).
  Tracking difference between the Fund’s return and the Index’s return for the reporting period was primarily due to contributions from securities lending and class action settlement proceeds received by the Fund, which were partially offset by Fund fees and expenses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
1
1	Index returns may not be visible due to high correlation with the Fund’s returns.

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
SMALL CAP INDEX FUND (SHARES/NSIDX)	25.82%	3.71%	9.75%
RUSSELL 3000 ® INDEX	18.09%	10.87%	13.72%
RUSSELL 2000 ® INDEX	25.72%	3.77%	9.88%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 1,384,245,000
Holdings Count | Holding	1,945
Advisory Fees Paid, Amount	$ 424,000
Investment Company, Portfolio Turnover	22.10%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,384,245
Total number of portfolio holdings	1,945
Total net advisory fees paid (in thousands)	$ 424
Portfolio turnover rate as of the end of the reporting period	22.10%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Industrials	17.8%
Health Care	17.5%
Financials	16.8%
Information Technology	13.8%
Short-Term Investments	9.1%
Consumer Discretionary	8.2%
Energy	6.7%
Real Estate	5.3%
All other industries less than 5% *	12.2%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
U.S. QUALITY ESG FUND - CLASS - I
Shareholder Report [Line Items]
Fund Name	U.S. QUALITY ESG FUND
Class Name	CLASS I
Trading Symbol	NUEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Quality ESG Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1
U.S. QUALITY ESG FUND (CLASS I/NUEIX)	$ 53	0.49%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 53	[1]
Expense Ratio, Percent	0.49%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, financial markets delivered strong returns, supported by resilient e cono
  mic growth and corporate profits that remained near all‑time highs. Inflation pressures continued to moderate over the period, while earnings growth proved durable across many sectors of the economy. Monetary policy remained a key driver of market sentiment, as the U.S. Federal Reserve cut interest rates three times during the fiscal year, lowering the federal funds rate by a cumulative 75 basis points and providing support for risk assets.
  U.S. equity markets advanced meaningfully during the period, as reflected by the 17.74% return of the Russell 1000
  ®
  Index, the Fund’s benchmark (the “Index”). For much of the year, market leadership was concentrated in information technology and communication services, driven by investor enthusiasm around artificial intelligence–related growth opportunities and capital investment. Toward the end of the period, escalating geopolitical tensions, including the conflict involving Iran, contributed to higher energy prices, resulting in energy becoming the leading performing sector over the fiscal year.
  The Fund’s Class
  I
  shares’ return of 15.
  46
  % underperformed the Index. The Fund invests in high‑quality companies that Northern Trust Investments, Inc. (“NTI”) believes exhibit favorable environmental, social, and governance (“ESG”) characteristics, a category NTI believes has the potential to generate attractive long‑term, risk‑adjusted returns, particularly through full market cycles.
    Performance contributors:
      While the quality factor exhibited some supportive characteristics during periods of market volatility, stocks with strong profitability and conservative balance sheets were often overlooked in favor of companies pursuing more aggressive capital spending programs tied to expected artificial intelligence growth.
      Stock selection was a positive contributor and reflected the Fund’s emphasis on financial sustainability and long‑term fundamentals.
    Performance detractors:
      A modest underweight to the energy sector detracted from relative performance, particularly given the sector’s strong performance late in the fiscal year.
      ESG‑related exclusions, most notably within the aerospace and defense industry, as that industry generated strong returns over the period.
      The Fund’s emphasis on quality and profitability detracted during a strong equity market environment that rewarded higher‑risk growth and elevated capital investment over near‑term earnings discipline.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Class I shares of the Fund and compares the initial and sub
sequent account values at the end of each of the completed fiscal years of the Fund since the Fund's inception on October 2, 2017. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index. Class I commenced operations on
Aug
ust 21, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class I Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000
1
1	Index returns may not be visible due to high correlation with the Fund’s returns.

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	Since Inception
U.S. QUALITY ESG FUND (CLASS I/NUEIX)	15.46%	10.19%	12.55%
RUSSELL 1000 ® INDEX	17.74%	11.34%	13.41%

Performance Inception Date	Oct. 02, 2017
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 322,131,000
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 1,425,000
Investment Company, Portfolio Turnover	19.93%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 322,131
Total number of portfolio holdings	173
Total net advisory fees paid (in thousands)	$ 1,425
Portfolio turnover rate as of the end of the reporting period	19.93%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	31.6%
Financials	13.4%
Health Care	11.2%
Industrials	10.5%
Consumer Discretionary	9.9%
Communication Services	8.5%
All other industries less than 5% *	15.2%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
U.S. QUALITY ESG FUND - CLASS - K
Shareholder Report [Line Items]
Fund Name	U.S. QUALITY ESG FUND
Class Name	CLASS K
Trading Symbol	NUESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Quality ESG Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1
U.S. QUALITY ESG FUND (CLASS K/NUESX)	$ 42	0.39%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 42	[1]
Expense Ratio, Percent	0.39%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, financial markets delivered strong returns, supported by resilient eco no
  mic growth and corporate profits that remained near all‑time highs. Inflation pressures continued to moderate over the period, while earnings growth proved durable across many sectors of the economy. Monetary policy remained a key driver of market sentiment, as the U.S. Federal Reserve cut interest rates three times during the fiscal year, lowering the federal funds rate by a cumulative 75 basis points and providing support for risk assets.
  U.S. equity markets advanced meaningfully during the period, as reflected by the 17.74% return of the Russell 1000
  ®
  Index, the Fund’s benchmark (the “Index”). For much of the year, market leadership was concentrated in information technology and communication services, driven by investor enthusiasm around artificial intelligence–related growth opportunities and capital investment. Toward the end of the period, escalating geopolitical tensions, including the conflict involving Iran, contributed to higher energy prices, resulting in energy becoming the leading performing sector over the fiscal year.
  The Fund’s Class
  K
   shares’ return of 15.
  53
  % underperformed the Index. The Fund invests in high‑quality companies that Northern Trust Investments, Inc. (“NTI”) believes exhibit favorable environmental, social, and governance (“ESG”) characteristics, a category NTI believes has the potential to generate attractive long‑term, risk‑adjusted returns, particularly through full market cycles.
    Performance contributors:
      While the quality factor exhibited some supportive characteristics during periods of market volatility, stocks with strong profitability and conservative balance sheets were often overlooked in favor of companies pursuing more aggressive capital spending programs tied to expected artificial intelligence growth.
      Stock selection was a positive contributor and reflected the Fund’s emphasis on financial sustainability and long‑term fundamentals.
    Performance detractors:
      A modest underweight to the energy sector detracted from relative performance, particularly given the sector’s strong performance late in the fiscal year.
      ESG‑related exclusions, most notably within the aerospace and defense industry, as that industry generated strong returns over the period.
      The Fund’s emphasis on quality and profitability detracted during a strong equity market environment that rewarded higher‑risk growth and elevated capital investment over near‑term earnings discipline.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Class K shares of the Fund and compares the i nit
ial and
subsequ
ent account values at the end of each of the completed fiscal years of the Fund since the Fund's inception on October 2, 2017. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index. Class K commenced operations on July 30, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class K Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000
1
1	Index returns may not be visible due to high correlation with the Fund’s returns.

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	Since Inception
U.S. QUALITY ESG FUND (CLASS K/NUESX)	15.53%	10.29%	12.92%
RUSSELL 1000 ® INDEX	17.74%	11.34%	13.41%
1	Index returns may not be visible due to high correlation with the Fund’s returns.

Performance Inception Date	Oct. 02, 2017
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 322,131,000
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 1,425,000
Investment Company, Portfolio Turnover	19.93%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 322,131
Total number of portfolio holdings	173
Total net advisory fees paid (in thousands)	$ 1,425
Portfolio turnover rate as of the end of the reporting period	19.93%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	31.6%
Financials	13.4%
Health Care	11.2%
Industrials	10.5%
Consumer Discretionary	9.9%
Communication Services	8.5%
All other industries less than 5% *	15.2%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
SMALL CAP VALUE FUND
Shareholder Report [Line Items]
Fund Name	SMALL CAP VALUE FUND
Class Name	SMALL CAP VALUE FUND
Trading Symbol	NOSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Value Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
SMALL CAP VALUE FUND (SHARES/NOSGX)	$ 56	0.50%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 56	[1]
Expense Ratio, Percent	0.50%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the repo
rt
ing period?
  During the fiscal year ended March 31, 2026, the U.S. Federal Reserve lowered interest rates as infl
  a
  tion data slowed and employment remained steady. Following the selloff on the announcement of tariffs, equities rallied significantly as policy was not as severe as initially outlined.
  The Russell 2000
  ®
  Value Index, the Fund’s style-specific benchmark (the “Index”), finis he
  d the fiscal year ended March 31, 2026 higher by 28.09%.

  Energy and communication services were among the best performing sectors in the Index, while consumer staples and real estate sectors lagged.
  The Fund’s return of 22.93% underperformed the Index.
    Performance Contributors:
      Stock selection in industrials and consumer staples sectors.
      Overweight to companies that have higher momentum.
    Performance Detractors:
      Underperformance of the highly rated stocks within our stock selection model as well as the outperformance of poorly rated stocks within the model.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values
at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below
also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
SMALL CAP VALUE FUND (SHARES/NOSGX)	22.93%	6.02%	8.08%
RUSSELL 3000 ® INDEX	18.09%	10.87%	13.72%
RUSSELL 2000 ® VALUE INDEX	28.09%	5.79%	9.61%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 615,675,000
Holdings Count | Holding	420
Advisory Fees Paid, Amount	$ 1,969,000
Investment Company, Portfolio Turnover	46.17%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 615,675
Total number of portfolio holdings	420
Total net advisory fees paid (in thousands)	$ 1,969
Portfolio turnover rate as of the end of the reporting period	46.17%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	24.3%
Industrials	13.7%
Consumer Discretionary	9.8%
Information Technology	9.1%
Energy	8.9%
Health Care	8.0%
Real Estate	8.0%
Materials	5.4%
Short-Term Investments	5.4%
Utilities	5.1%
All other industries less than 5% *	4.2%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
INTERMEDIATE TAX-EXEMPT FUND
Shareholder Report [Line Items]
Fund Name	INTERMEDIATE TAX-EXEMPT FUND
Class Name	INTERMEDIATE TAX-EXEMPT FUND
Trading Symbol	NOITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intermediate Tax-Exempt Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
INTERMEDIATE TAX-EXEMPT FUND (SHARES/NOITX)	$ 46	0.45%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 46	[1]
Expense Ratio, Percent	0.45%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, the municipal market was volatile. The fiscal year began with uncertainty regarding the municipal tax-exemption and headline policy risk prior to the passage of the One Big Beautiful Bill Act (OBBA). The municipal market stabilized once the OBBA was passed, the tax-exemption was preserved, and policy risks diminished. In addition, the U.S. Federal Reserve continued to cut rates through the latter half of 2025. As such, the municipal market ended 2025 and entered 2026 with historically high returns. However, by the end of the fiscal year, sentiment shifted as the conflict involving Iran progressed, biasing expectations toward weaker growth and higher inflation. During the fiscal year, the municipal yield curve steepened, with front-end yields down 20 to 30 basis points (“bps”) and long-end yields up by 25 bps.
  For the fiscal year ended March 31, 2026, the Fund returned 4.54%, outperforming the 4.48% return of its style-specific benchmark, the Bloomberg Municipal 1-15 Year Index. The Fund is actively managed and seeks to provide a high level of current income exempt from regular federal income tax by investing in municipal instruments.
    Performance contributors:
      Overweight to intermediate/longer duration bonds.
    Performance detractors:
      Underweight to BBB rated bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and co mpa
res the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
INTERMEDIATE TAX-EXEMPT FUND (SHARES/NOITX)	4.54%	0.82%	1.75%
BLOOMBERG U.S. MUNICIPAL BOND INDEX	4.29%	0.84%	2.16%
BLOOMBERG MUNICIPAL 1-15 YEAR INDEX	4.48%	1.17%	2.10%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 1,188,875,000
Holdings Count | Holding	432
Advisory Fees Paid, Amount	$ 4,251,000
Investment Company, Portfolio Turnover	30.91%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,188,875
Total number of portfolio holdings	432
Total net advisory fees paid (in thousands)	$ 4,251
Portfolio turnover rate as of the end of the reporting period	30.91%

Holdings [Text Block]
STATE ALLOCATION AS A % OF TOTAL EXPOSURE
New York	11.7%
Florida	8.5%
Illinois	7.9%
Texas	7.7%
California	7.5%
Kentucky	5.2%
All other states less than 5% *	51.5%
*	Includes derivatives and categories rounding to less than 5%, if any.

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Shareholder Report [Line Items]
Fund Name	MULTI-MANAGER GLOBAL LISTEDINFRASTRUCTURE FUND
Class Name	MULTI-MANAGER GLOBAL LISTEDINFRASTRUCTURE FUND
Trading Symbol	NMFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Multi-Manager Global Listed Infrastructure Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND (SHARES/NMFIX)	$ 108	0.96%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 108	[1]
Expense Ratio, Percent	0.96%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, the global listed infrastructure market, as measured by the S&P Global Infrastructure Index, the Fund’s style-specific benchmark (the “Index”), posted a positive return of 25.85%, outperforming the broader global equity market. Utilities and independent power producers (IPPs) outperformed the other sectors during the period on strong earnings growth and growth in the global demand for power.
  The Fund posted a return of 23.97% for the fiscal year, underperforming the Index.
    Performance contributors:
      The Fund benefited from stock selection in gas utilities and highways and rail tracks, and overweight positioning in the United Kingdom and Italy contributed to relative performance.
      Sub-adviser Lazard Asset Management, LLC outperformed the Index over the period due to overweights in Italy and the United Kingdom, as well as stock selection in Hong Kong.
      Sub-adviser Cohen & Steers Capital Management, Inc. outperformed, with positive stock selection in the United States, especially in electric utilities and oil and gas infrastructure.
    Performance detractors:
      Non-benchmark positioning in communication towers and stock selection in electric utilities and oil and gas infrastructure detracted.
      Regionally, stock selection in the United States and France was the main detractor.
      Sub-adviser First Sentier Investors (Australia) IM, LTD underperformed due to poor stock selection in the United States and an overweight to communication towers.
      Sub-adviser Eagle Global Advisors, LLC underperformed during the period with exposures to oil and gas infrastructure lagging the group.
      Sub-adviser KBI Global Investors (North America), LTD underperformed over the period due to poor stock selection in the United States, specifically overweights to communication towers and renewable infrastructure securities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND (SHARES/NMFIX)	23.97%	8.11%	7.57%
MSCI ALL COUNTRY WORLD INDEX	20.01%	9.49%	11.33%
S&P GLOBAL INFRASTRUCTURE INDEX	25.85%	11.14%	8.43%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 1,007,341,000
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 7,940,000
Investment Company, Portfolio Turnover	56.86%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,007,341
Total number of portfolio holdings	156
Total net advisory fees paid (in thousands)	$ 7,940
Portfolio turnover rate as of the end of the reporting period	56.86%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
United States Dollar	45.2%
Euro	21.5%
British Pound	9.2%
Canadian Dollar	5.2%
Australian Dollar	5.1%
All other currencies less than 5% *	14.3%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
INCOME EQUITY FUND - SHARES
Shareholder Report [Line Items]
Fund Name	INCOME EQUITY FUND
Class Name	INCOME EQUITY FUND
Trading Symbol	NOIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Income Equity Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
INCOME EQUITY FUND (SHARES/NOIEX)	$ 53	0.48%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 53	[1]
Expense Ratio, Percent	0.48%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  The U.S. equity market moved higher in the fiscal year ended March 31, 2026, as reflected by the 17.80% total return of the S&P 500
  ®
  Index, the Fund’s benchmark (the “Index”). Dividend yield comprised 1.47% of the Index’s total return for the period. Energy, a sector typically associated with higher dividend yields, was the top-performing sector in the Index. In contrast, two other high-dividend-paying sectors, financials and real estate, underperformed the Index.
  The Fund returned 19.56% during the fiscal year, outperforming the Index.
    Performance contributors:
      Underweight to non-dividend-paying stocks, which lagged the Index
      Overweight to high-quality companies and underweight to lower-quality companies
      Stock selection within the communication services, financials, and health care sectors
      The number of dividend-paying companies in the Index increased during the period, expanding the opportunity set for the Fund to invest in income-producing stocks.
    Performance detractors:
      Emphasis on higher-dividend-paying securities, as higher-dividend-paying securities underperformed lower-dividend-paying securities during the period
      Stock selection within the industrials and consumer staples sectors

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial
and
su
bse
quent ac
cou
nt values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
INCOME EQUITY FUND (SHARES/NOIEX)	19.56%	12.49%	12.68%
S&P 500 ® INDEX	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 282,213,000
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 798,000
Investment Company, Portfolio Turnover	38.47%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 282,213
Total number of portfolio holdings	151
Total net advisory fees paid (in thousands)	$ 798
Portfolio turnover rate as of the end of the reporting period	38.47%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	34.5%
Financials	11.4%
Health Care	9.7%
Industrials	9.6%
Communication Services	9.0%
Consumer Discretionary	7.8%
Consumer Staples	5.6%
All other industries less than 5% *	13.3%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
INTERNATIONAL EQUITY FUND
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL EQUITY FUND
Class Name	INTERNATIONAL EQUITY FUND
Trading Symbol	NOIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
INTERNATIONAL EQUITY FUND (SHARES/NOIGX)	$ 58	0.50%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 58	[1]
Expense Ratio, Percent	0.50%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, developed ex-U.S.
  m
  arket performance was driven by a combi
  natio
  n of pronounced U.S. dollar weakness, the steepest decline since the early 1990s, more attractive relative valuations following years of U.S. technology led dominance, and proactive interest rate cuts by foreign central banks that provided a meaningful boost to growth and equity returns. At the sector level, energy and utilities delivered the strongest performance, while consumer discretionary and consumer staples lagged the broader market.
  The Fund returned 30.15% for the fiscal year ended March 31, 2026, outperforming the 22.99% return of its benchmark, the MSCI World ex USA

  Index (the “Index”).

  The Fund’s holdings are motivated by a focus on attractively valued, high quality stocks with positive market sentiment.
    Performance contributors:
      The Fund’s tilt toward higher momentum stocks contributed meaningfully to results as stocks with strong price and sentiment trends outperformed.
      At the sector level, stock selection added the most value in financials and industrials.
      Regionally, stock selection contributed positively to performance across all geographies.
      Strong returns from inexpensive stocks across a broad range of regions and sectors were a key driver of active performance, reflecting the Fund’s value exposure amid a favorable environment for non-U.S. equities.
    Performance detractors:
      The Fund’s emphasis on higher quality names modestly detracted during the period as quality stocks lagged.
      At the sector level, stock selection in communication services and information technology detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
INTERNATIONAL EQUITY FUND (SHARES/NOIGX)	30.15%	10.97%	8.82%
MSCI WORLD EX USA INDEX	22.99%	8.40%	8.66%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 188,576,000
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 558,000
Investment Company, Portfolio Turnover	64.51%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 188,576
Total number of portfolio holdings	216
Total net advisory fees paid (in thousands)	$ 558
Portfolio turnover rate as of the end of the reporting period	64.51%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
Euro	29.7%
Japanese Yen	19.5%
British Pound	12.7%
Canadian Dollar	12.2%
Swiss Franc	6.9%
All other currencies less than 5% *	18.7%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund
changed
?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
FIXED INCOME FUND
Shareholder Report [Line Items]
Fund Name	FIXED INCOME FUND
Class Name	FIXED INCOME FUND
Trading Symbol	NOFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last
year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
FIXED INCOME FUND (SHARES/NOFIX)	$ 46	0.45%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 46	[1]
Expense Ratio, Percent	0.45%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, global macroeconomic risk shifted towards weaker growth and higher inflation, as the impact from the Iran war brought disruption to global commodity supply, including oil, natural gas, fertilizers, and other inputs. The calendar year-over-year Consumer Price Index reversed its prior trend, rising from 2.8% to 3.3%, while the unemployment rate slightly increased to 4.3% from 4.1%. The U.S. Federal Reserve (the “Fed”) continued its easing cycle, delivering 75 basis points (“bps”) of cuts in the second half of 2025, bringing the Fed Funds Overnight Rate from a targeted range of 4.25%-4.50% down to 3.50%-3.75%. Investment grade credit index spreads tightened by 6 bps, high yield index spreads tightened by 25 bps, and the mortgage-backed securities (“MBS”) index spread tightened by 12 bps during the reporting period.
  The Fund returned 4.88%, outperforming the 4.35% return of its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the reporting period. The Fund adjusted its allocation to securitized holdings throughout the year, adding commercial MBS and asset backed securities (“ABS”), with a particular overweight to ABS in the strategic allocation. Simultaneously, risk was reduced in corporates and MBS at 2025 calendar year end.

  The Fund remained neutral to duration throughout the reporting period.
    Performance Contributors:
      Security selection within, and sector allocation to, investment grade credit and securitized bonds.
    Performance Detractors:
      Long Treasury bond holdings were a slight detractor as long-term rates rose at the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
FIXED INCOME FUND (SHARES/NOFIX)	4.88%	0.59%	2.04%
BLOOMBERG U.S. AGGREGATE BOND INDEX	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 282,923,000
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 1,091,000
Investment Company, Portfolio Turnover	127.85%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 282,923
Total number of portfolio holdings	325
Total net advisory fees paid (in thousands)	$ 1,091
Portfolio turnover rate as of the end of the reporting period	127.85%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
U.S. Government Agencies	21.6%
Asset-Backed Securities	18.2%
Corporate Bonds	17.6%
U.S. Government Obligations	14.8%
Commercial Mortgage-Backed Securities	6.0%
Futures Contracts	5.4%
Futures Contracts Sold Short	10.1%
Other less than 5% *	6.3%
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund
changed
?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
U.S. GOVERNMENT FUND
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT FUND
Class Name	U.S. GOVERNMENT FUND
Trading Symbol	NOUGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Government Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
U.S. GOVERNMENT FUND (SHARES/NOUGX)	$ 44	0.43%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 44	[1]
Expense Ratio, Percent	0.43%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, global macroeconomic risk shifted towards weaker growth and higher inflation, as the impact from the conflict involving Iran brought disruption to global commodity supply, including oil, natural gas, fertilizers, and other inputs. The calendar year-over-year Consumer Price Index reversed its prior trend, rising from 2.8% to 3.3%, while the unemployment rate slightly increased to 4.3% from 4.1%. The U.S. Federal Reserve (the “Fed”) continued its easing cycle, delivering 75 basis points of cuts in the second half of 2025, bringing the Fed Funds Overnight Rate from a targeted range of 4.25%-4.50% down to 3.50%-3.75%.
  Interest rates were largely unchanged in fiscal year ended March 31, 2026, although the curve twisted around the 10-year maturity. The spread between 2-year and 10-year yields ended the fiscal year at +0.52%. Generic 2-year yields fell 0.09% to 3.80%, while 5-year yields fell 0.01% to 3.94%. Generic 10-year yields rose 0.11% to 4.32%, and 30-year bond yields rose 0.34% to 4.91%.
  The Fund returned 2.99% for the fiscal year, underperforming its style-specific benchmark, the Bloomberg Intermediate U.S. Government Bond Index, which returned 3.98%.
    Performance contributors:
      Allocation to U.S. mortgage-backed securities.
      Tactical positioning in yield curve and duration.
    Performance detractors:
      Allocation to U.S. TIPS.
      Underweight to U.S. Agencies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT FUND (SHARES/NOUGX)	2.99%	0.48%	1.05%
BLOOMBERG U.S. AGGREGATE BOND INDEX	4.35%	0.31%	1.70%
BLOOMBERG INTERMEDIATE U.S. GOVERNMENT BOND INDEX	3.98%	1.00%	1.53%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 25,993,000
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 29,000
Investment Company, Portfolio Turnover	54.27%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 25,993
Total number of portfolio holdings	160
Total net advisory fees paid (in thousands)	$ 29
Portfolio turnover rate as of the end of the reporting period	54.27%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	94.3%
Other less than 5%* *	5.0%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
STOCK INDEX FUND
Shareholder Report [Line Items]
Fund Name	STOCK INDEX FUND
Class Name	STOCK INDEX FUND
Trading Symbol	NOSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Stock Index Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
STOCK INDEX FUND (SHARES/NOSIX)	$ 5	0.05%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.05%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, global equities delivered strong double-digit returns, supported by r esili
  ent earnings growth, gradually easing—though still restrictive—monetary policy expectations, and a strong rebound following last April’s tariff related selloff as trade policy ultimately proved less severe than initially outlined. Returns moderated during the latter part of the first quarter of 2026 as markets reacted to rising geopolitical risks and elevated energy prices amid escalating tensions in the Middle East. However, despite increased volatility and a late period pullback, full year performance remained firmly positive across all major regions. U.S. large cap equities, represented by the S&P 500
  ®
  Index, advanced meaningfully, with market leadership concentrated in information technology and communication services sectors, driven by investor enthusiasm around artificial intelligence–related growth opportunities and capital investment. This advance also reflected a continuation of strong index performance momentum over the last few years, supported by resilient economic growth and robust corporate fundamentals.
  The Fund returned 17.75% during the fiscal year ended March 31, 2026, compared to a return of 17.80% for its benchmark, the S&P 500
  ®
  Index (the “Index”).
  Tracking difference between the Fund’s return and the Index’s return for the reporting period was primarily due to Fund fees and expenses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
1

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
STOCK INDEX FUND (SHARES/NOSIX)	17.75%	11.98%	14.05%
S&P 500 ® INDEX	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 16,628,095,000
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	3.58%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 16,628,095
Total number of portfolio holdings	507
Total net advisory fees paid (in thousands)	$ —
Portfolio turnover rate as of the end of the reporting period	3.58%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	32.5%
Financials	12.2%
Communication Services	10.1%
Consumer Discretionary	9.5%
Health Care	9.3%
Industrials	9.0%
Consumer Staples	5.2%
All other industries less than 5% *	12.2%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
TAX-EXEMPT FUND
Shareholder Report [Line Items]
Fund Name	TAX-EXEMPT FUND
Class Name	TAX-EXEMPT FUND
Trading Symbol	NOTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tax-Exempt Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
TAX-EXEMPT FUND (SHARES/NOTEX)	$ 46	0.45%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 46	[1]
Expense Ratio, Percent	0.45%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, the municipal market was volatile. The fisc
  al year began with uncertainty regarding the municipal tax-exemption and headline policy risk prior to the passage of the One Big Beautiful Bill Act (OBBA). The municipal market stabilized once the OBBA was passed, the tax-exemption was preserved, and policy risks diminished. In addition, the U.S. Federal Reserve continued to cut rates through the latter half of 2025. As such, the municipal market ended 2025 and entered 2026 with historically high returns. However, by the end of the fiscal year, sentiment shifted as the conflict involving Iran progressed, biasing expectations toward weaker growth and higher inflation. During the fiscal year, the municipal yield curve steepened, with front-end yields down 20 to 30 basis points (“bps”) and long-end yields up by 25 bps.
  For the fiscal year ended March 31, 2026, the Fund returned 4.51%, outperforming the 4.29% return of its benchmark, the Bloomberg U.S. Municipal Bond Index. The Fund is actively managed and seeks to provide a high level of current income exempt from regular federal income tax by investing in municipal instruments.
    Performance contributors:
      Overweight to long duration.
      Overweight to AA bonds.
    Performance detractors:
      Underwe
      ig
      ht to lower quality bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the i niti
al and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
TAX-EXEMPT FUND (SHARES/NOTEX)	4.51%	0.36%	1.76%
BLOOMBERG U.S. MUNICIPAL BOND INDEX	4.29%	0.84%	2.16%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 745,743,000
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 2,861,000
Investment Company, Portfolio Turnover	46.31%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 745,743
Total number of portfolio holdings	373
Total net advisory fees paid (in thousands)	$ 2,861
Portfolio turnover rate as of the end of the reporting period	46.31%

Holdings [Text Block]
STATE ALLOCATION AS A % OF TOTAL EXPOSURE
New York	13.4%
Illinois	9.4%
Florida	9.2%
California	7.8%
Texas	6.3%
Colorado	5.4%
All other states less than 5% *	48.5%
*	Includes derivatives and categories rounding to less than 5%, if any.

CALIFORNIA TAX-EXEMPT FUND
Shareholder Report [Line Items]
Fund Name	CALIFORNIA TAX-EXEMPT FUND
Class Name	CALIFORNIA TAX-EXEMPT FUND
Trading Symbol	NCATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the California Tax-Exempt Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
CALIFORNIA TAX-EXEMPT FUND (SHARES/NCATX)	$ 47	0.46%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 47	[1]
Expense Ratio, Percent	0.46%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, the municipal market was volatile. The fiscal year began with unce rtai
  nty regarding the municipal tax-exemption and headline policy risk prior to the passage of the One Big Beautiful Bill Act (OBBA). The municipal market stabilized once the OBBA was passed, the tax-exemption was preserved, and policy risks diminished. In addition, the U.S. Federal Reserve continued to cut rates through the latter half of 2025. As such, the municipal market ended 2025 and entered 2026 with historically high returns. However, by the end of the fiscal year, sentiment shifted as the conflict involving Iran progressed, biasing expectations toward weaker growth and higher inflation. During the fiscal year, the municipal yield curve steepened, with front-end yields down 20 to 30 basis points (“bps”) and long-end yields up by 25 bps.
  For the fiscal year ended March 31, 2026, the Fund returned 4.20%, underperforming the 4.27% return of its style-specific benchmark, the Bloomberg California Municipal Bond Index. The Fund is actively managed and seeks to provide high current income exempt from regular federal income tax and California state personal income tax.
    Performance contributors:
      Overweight to long duration bonds.
    Performance detractors:
      Underweight to lower quality bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and su bse
quent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
1

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
CALIFORNIA TAX-EXEMPT FUND (SHARES/NCATX)	4.20%	0.46%	1.76%
BLOOMBERG U.S. MUNICIPAL BOND INDEX	4.29%	0.84%	2.16%
BLOOMBERG CALIFORNIA MUNICIPAL BOND INDEX	4.27%	0.83%	2.09%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 131,317,000
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 407,000
Investment Company, Portfolio Turnover	35.90%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 131,317
Total number of portfolio holdings	133
Total net advisory fees paid (in thousands)	$ 407
Portfolio turnover rate as of the end of the reporting period	35.90%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Revenue Bonds	63.3%
General Obligation Unlimited Bonds	28.5%
All other issuers less than 5% *	8.2%
*	Includes derivatives and categories rounding to less than 5%, if any.

ARIZONA TAX-EXEMPT FUND
Shareholder Report [Line Items]
Fund Name	ARIZONA TAX-EXEMPT FUND
Class Name	ARIZONA TAX-EXEMPT FUND
Trading Symbol	NOAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Arizona Tax-Exempt Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
ARIZONA TAX-EXEMPT FUND (SHARES/NOAZX)	$ 48	0.47%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 48	[1]
Expense Ratio, Percent	0.47%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, the municipal market was volatile. The fiscal year began with u ncert
  ainty regarding the municipal tax-exemption and headline policy risk prior to the passage of the One Big Beautiful Bill Act (OBBA). The municipal market stabilized once the OBBA was passed, the tax-exemption was preserved, and policy risks diminished. In addition, the U.S. Federal Reserve continued to cut rates through the latter half of 2025.

  As such, the municipal market ended 2025 and entered 2026 with historically high returns. However, by the end of the fiscal year, sentiment shifted as the conflict involving Iran progressed, biasing expectations toward weaker growth and higher inflation. During the fiscal year, the municipal yield curve steepened, with front-end yields down 20 to 30 basis points (“bps”) and long-end yields up by 25 bps.
  During the fiscal year ended March 31, 2026, the Fund returned 3.93%, underperforming the 4.07% return of its style-specific benchmark, the Bloomberg Arizona Municipal Bond Index. The Fund seeks to provide high current income exempt from regular federal income tax and Arizona state personal income tax by investing in municipal instruments.
    Performance contributors:
      Underweight to AA rated bonds.
      Overweight to long duration bonds.
    Performance detractors:
      Overweight to education bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 i
nves
tment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
ARIZONA TAX-EXEMPT FUND (SHARES/NOAZX)	3.93%	0.39%	1.58%
BLOOMBERG U.S. MUNICIPAL BOND INDEX	4.29%	0.84%	2.16%
BLOOMBERG ARIZONA MUNICIPAL BOND INDEX	4.07%	0.73%	1.98%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 53,641,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 104,000
Investment Company, Portfolio Turnover	34.78%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 53,641
Total number of portfolio holdings	85
Total net advisory fees paid (in thousands)	$ 104
Portfolio turnover rate as of the end of the reporting period	34.78%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Revenue Bonds	76.7%
General Obligation Unlimited Bonds	19.0%
All other issuers less than 5% *	4.3%
*	Includes derivatives and categories rounding to less than 5%, if any.

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Shareholder Report [Line Items]
Fund Name	CALIFORNIA INTERMEDIATETAX-EXEMPT FUND
Class Name	CALIFORNIA INTERMEDIATETAX-EXEMPT FUND
Trading Symbol	NCITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the California Intermediate Tax-Exempt Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (SHARES/NCITX)	$ 46	0.45%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 46	[1]
Expense Ratio, Percent	0.45%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, the municipal market was vol
  atile. The fiscal year began with unc
  e
  rtainty regarding the municipal tax-exemption and headline policy risk prior to the passage of the One Big Beautiful Bill Act (OBBA). The municipal market stabilized once the OBBA was passed, the tax-exemption was preserved, and policy risks diminished. In addition, the U.S. Federal Reserve continued to cut rates through the latter half of 2025.

  As such, the municipal market ended 2025 and entered 2026 with historically high returns. However, by the end of the fiscal year, sentiment shifted as the conflict involving Iran progressed, biasing expectations toward weaker growth and higher inflation. During the fiscal year, the municipal yield curve steepened, with front-end yields down 20 to 30 basis points (“bps”) and long-end yields up by 25 bps.
  For the fiscal year ended March 31, 2026, the Fund returned 4.31%, underperforming the 4.44% return of its style-specific benchmark, the Bloomberg California Intermediate Municipal Bond Index. The Fund is actively managed and seeks to provide high current income exempt from regular federal income tax and California state personal income tax by investing in municipal instr
  uments.
    Performance contributors:
      Overweight to transportation and education sectors.
    Performance detractors:
      Underweight to intermediate/longer duration bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (SHARES/NCITX)	4.31%	0.54%	1.55%
BLOOMBERG U.S. MUNICIPAL BOND INDEX	4.29%	0.84%	2.16%
BLOOMBERG CALIFORNIA INTERMEDIATE MUNICIPAL BOND INDEX	4.44%	0.92%	1.85%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 252,058,000
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 874,000
Investment Company, Portfolio Turnover	33.04%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 252,058
Total number of portfolio holdings	167
Total net advisory fees paid (in thousands)	$ 874
Portfolio turnover rate as of the end of the reporting period	33.04%

Holdings [Text Block]
TYPE OF
SECURITY
AS A % OF TOTAL EXPOSURE
Revenue Bonds	63.1%
General Obligation Unlimited Bonds	26.4%
All other issuers less than 5% *	10.5%
*	Includes derivatives and categories rounding to less than 5%, if any.

ULTRA-SHORT FIXED INCOME FUND
Shareholder Report [Line Items]
Fund Name	ULTRA-SHORT FIXED INCOME FUND
Class Name	ULTRA-SHORT FIXED INCOME FUND
Trading Symbol	NUSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ultra-Short Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1
ULTRA-SHORT FIXED INCOME FUND (SHARES/NUSFX)	$ 26	0.25%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 26	[1]
Expense Ratio, Percent	0.25%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, global macroeconomic risk shifted towards weaker growth and higher inflation, as the impact from the conflict involving Iran brought disruption to global commodity supply, including oil, natural gas, fertilizers, and other inputs. The calendar year-over-year Consumer Price Index reversed its prior trend, rising from 2.8% to 3.3%, while the unemployment rate slightly increased to 4.3% from 4.1%. The U.S. Federal Reserve (the “Fed”) continued its easing cycle, delivering 75 basis points of cuts in the second half of 2025, bringing the Fed Funds Overnight Rate from a targeted range of 4.25%-4.50% down to 3.50%-3.75%. 1-year, 2-year and 3-year Treasury yields fell by -0.37%, -0.09% and -0.06%, and the curve steepened. Year over year, 1-3 Corporate Option Adjusted Spreads widened slightly, from 58 to 61 basis points.
  The Fund’s Shares class returned 4.53%,
  outperforming
  the 3.67% return of its style-specific benchmark, the ICE BofA 1-Year U.S. Treasury Note Index (the “Index”), for the reporting period. The Fund’s overall credit quality remained relatively constant throughout the course of the fiscal year. The Fund maintained its neutral-to-duration positioning throughout the fiscal year.
    Performance Contributors:
      Sector allocation to investment grade corporate bonds and securitized holdings.
      Overweight to corporate bonds.
    Performance Detractors:
      Our natural underweight to U.S.

      government bonds, versus the Index, was a detractor.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH
OF
$10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
ULTRA-SHORT FIXED INCOME FUND (SHARES/NUSFX)	4.53%	3.38%	2.68%
BLOOMBERG GLOBAL AGGREGATE BOND INDEX	4.24%	-1.47%	0.58%
ICE BofA 1-YEAR U.S. TREASURY NOTE INDEX	3.67%	2.58%	2.05%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 1,650,984,000
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 3,365,000
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,650,984
Total number of portfolio holdings	240
Total net advisory fees paid (in thousands)	$ 3,365
Portfolio turnover rate as of the end of the reporting period	59.00%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Corporate Bonds	48.1%
Foreign Issuer Bonds	32.3%
Asset-Backed Securities	9.9%
Investment Companies	5.1%
Other less than 5% *	4.6%
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the
Fund
changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
ULTRA-SHORT FIXED INCOME FUND - SIEBERT WILLIAMS SHANK
Shareholder Report [Line Items]
Fund Name	ULTRA-SHORT FIXED INCOME FUND
Class Name	SIEBERT WILLIAMS SHANK SHARES
Trading Symbol	SWSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ultra-Short Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1
ULTRA-SHORT FIXED INCOME FUND (SIEBERT WILLIAMS SHANK SHARES/SWSFX)	$ 26	0.25%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 26	[1]
Expense Ratio, Percent	0.25%	[1]
Factors Affecting Performance [Text Block]
What impacted
Fund
performance over the reporting period?
  During the fiscal year ended March 31, 2026, global macroeconomic risk shifted towards weaker growth and higher inflation, as the impact from the conflict involving Iran brought disruption to global commodity supply, including oil, natural gas, fertilizers, and other inputs. The calendar year-over-year Consumer Price Index reversed its prior trend, rising from 2.8% to 3.3%, while the unemployment rate slightly increased to 4.3% from 4.1%. The U.S. Federal Reserve (the “Fed”) continued its easing cycle, delivering 75 basis points of cuts in the second half of 2025, bringing the Fed Funds Overnight Rate from a targeted range of 4.25%-4.50% down to 3.50%-3.75%. 1-year, 2-year and 3-year Treasury yields fell by -0.37%, -0.09% and -0.06%, and the curve steepened. Year over year, 1-3 Corporate Option Adjusted Spreads widened slightly, from 58 to 61 basis points.
  The Fund’s Siebert Williams Shank share class returned 4.43%, outperforming the 3.67% return of its style-specific benchmark, the ICE BofA 1-Year U.S. Treasury Note Index (the “Index”), for the reporting period. The Fund’s overall credit quality remained relatively constant throughout the course of the fiscal year. The Fund maintained its neutral-to-duration positioning throughout the fiscal year.
    Performance Contributors:
      Sector allocation to investment grade corporate bonds and securitized holdings.
      Overweight to corporate bonds.
    Performance Detractors:
      Our natural underweight to U.S. government bonds, versus the Index, was a detractor.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Siebert Williams Shank Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests). Siebert Williams Shank Shares commenced operations on September 13, 2022. Performance prior to that date is for the Shares class. Siebert Williams Shank Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH
OF
$10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
ULTRA-SHORT FIXED INCOME FUND (SIEBERT WILLIAMS SHANK SHARES/SWSFX)	4.43%	3.36%	2.67%
BLOOMBERG GLOBAL AGGREGATE BOND INDEX	4.24%	-1.47%	0.58%
ICE BofA 1-YEAR U.S. TREASURY NOTE INDEX	3.67%	2.58%	2.05%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 1,650,984,000
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 3,365,000
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,650,984
Total number of portfolio holdings	240
Total net advisory fees paid (in thousands)	$ 3,365
Portfolio turnover rate as of the end of the reporting period	59.00%

Holdings [Text Block]
TYPE OF
SECURITY
AS A % OF TOTAL EXPOSURE
Corporate Bonds	48.1%
Foreign Issuer Bonds	32.3%
Asset-Backed Securities	9.9%
Investment Companies	5.1%
Other less than 5% *	4.6%
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the
Fund
changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Shareholder Report [Line Items]
Fund Name	TAX-ADVANTAGED ULTRA-SHORTFIXED INCOME FUND
Class Name	TAX-ADVANTAGED ULTRA-SHORTFIXED INCOME FUND
Trading Symbol	NTAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tax-Advantaged Ultra-Short Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND (SHARES/NTAUX)	$ 25	0.25%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 25	[1]
Expense Ratio, Percent	0.25%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, the municipal market was volatile. The fiscal year began with uncertainty regarding the municipal tax-exemption and headline policy risk prior to the passage of the One Big Beautiful Bill Act (OBBA). The municipal market stabilized once the OBBA was passed, the tax-exemption was preserved, and policy risks diminished. In addition, the U.S. Federal Reserve continued to cut rates through the latter half of 2025. As such, the municipal market ended 2025 and entered 2026 with historically high returns. However, by the end of the fiscal year, sentiment shifted as the conflict involving Iran progressed, biasing expectations toward weaker growth and higher inflation. During the fiscal year, the municipal yield curve steepened, with front-end yields down 20 to 30 basis points (“bps”) and long-end yields up by 25 bps.
  During the fiscal year ended March 31, 2026, the Fund returned 3.07%, outperforming the 3.05% return of its benchmark, the 75% ICE BofA 6-12 Month Municipal Securities Index and

  25% ICE BofA 1-3 Year U.S. Municipal Securities Index. The Fund is actively managed and seeks to maximize total return (capital appreciation and income), adjusted for the federal maximum tax rate, to the extent consistent with preservation of principal.
    Performance contributors:
      Overweight to A and BBB bonds.
    Performance detractors:
      Underweight to 0 to 1 year duration bucket.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index, two style-specific indices (reflecting the market segments in which the Fund invests) and a blended index.
GROWTH OF $10,000
1
1	Index returns may not be visible due to high correlation with the Fund’s returns.

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND (SHARES/NTAUX)	3.07%	2.28%	1.82%
BLOOMBERG U.S. MUNICIPAL BOND INDEX	4.29%	0.84%	2.16%
ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX	2.98%	2.14%	1.64%
ICE BofA 1-3 YEAR U.S. MUNICIPAL SECURITIES INDEX	3.25%	1.63%	1.59%
75% ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX AND 25% ICE BofA 1-3 YEAR U.S. MUNICIPAL SECURITIES INDEX	3.05%	2.01%	1.63%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 2,927,677,000
Holdings Count | Holding	633
Advisory Fees Paid, Amount	$ 5,821,000
Investment Company, Portfolio Turnover	93.56%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 2,927,677
Total number of portfolio holdings	633
Total net advisory fees paid (in thousands)	$ 5,821
Portfolio turnover rate as of the end of the reporting period	93.56%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Municipal Bonds	78.0%
Short-Term Investments	7.4%
Foreign Issuer Bonds	7.0%
Other less than 5% *	7.6%
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
MULTI-MANAGER GLOBAL REAL ESTATE FUND
Shareholder Report [Line Items]
Fund Name	MULTI-MANAGER GLOBAL REAL ESTATE FUND
Class Name	MULTI-MANAGER GLOBAL REAL ESTATE FUND
Trading Symbol	NMMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Multi-Manager Global Real Estate Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
MULTI-MANAGER GLOBAL REAL ESTATE FUND (SHARES/NMMGX)	$ 95	0.92%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 95	[1]
Expense Ratio, Percent	0.92%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, the FTSE
  ®
  EPRA
  ®
  /NAREIT
  ®
  Developed
  ®
  Index, the Fund’s style-specific benchmark (the “Index”), returned 8.97%. Real estate developers and operators, healthcare REITs and data center REITs outperformed.

  Residential REITs underperformed on poor fundamentals and pockets of oversupply. Office and self-storage REITs also lagged, as did securities in the United States, United Kingdom and Australia.
  The Fund returned 6.54% for the fiscal year, underperforming the Index. Near the end of the first quarter of 2026, a change was made to the sub-adviser lineup with the termination of Massachusetts Financial Services Company, and the addition of Cohen & Steers Capital Management, Inc. (core, benchmark aware approach).
    Performance contributors:
      The Fund’s overweight to data center REITs contributed, as did an underweight to Germany.
      Sub-adviser Janus Henderson Investors US LLC (“Janus”) outperformed with positive stock selection in the United States, especially in healthcare and data center REITs.
    Performance detractors:
      Stock selection in the United States, especially in industrial and office REITs, detracted from performance.
      Sub-adviser Janus’ overweight to single-family residential REITs and an underweight to Hong Kong detracted during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
MULTI-MANAGER GLOBAL REAL ESTATE FUND (SHARES/NMMGX)	6.54%	0.95%	3.23%
MSCI ALL COUNTRY WORLD INDEX	20.01%	9.49%	11.33%
FTSE EPRA NAREIT DEVELOPED INDEX	8.97%	1.82%	2.83%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 75,341,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 617,000
Investment Company, Portfolio Turnover	82.15%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 75,341
Total number of portfolio holdings	112
Total net advisory fees paid (in thousands)	$ 617
Portfolio turnover rate as of the end of the reporting period	82.15%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
United States Dollar	68.7%
Japanese Yen	8.6%
Euro	6.5%
Australian Dollar	5.0%
All other currencies less than 5% *	12.0%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
The Board of Trustees of Northern Funds approved the termination of Massachusetts Financial Services Company as a sub-adviser to the Fund effective on February 23, 2026, and the appointment of Cohen & Steers Capital Management, Inc. as a sub-adviser to the Fund effective on March 4, 2026.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
ACTIVE M EMERGING MARKETS EQUITY FUND
Shareholder Report [Line Items]
Fund Name	ACTIVE M EMERGING MARKETS EQUITY FUND
Class Name	ACTIVE M EMERGING MARKETS EQUITY FUND
Trading Symbol	NMMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Active M Emerging Markets Equity Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last
year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
ACTIVE M EMERGING MARKETS EQUITY FUND (SHARES/NMMEX)	$ 132	1.11%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 132	[1]
Expense Ratio, Percent	1.11%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  For the fiscal year ended March 31, 2026, the emerging markets as measured by the MSCI Emerging Markets Index, the Fund’s benchmark (the “Index”), posted a strong gain. Markets such as South Korea and Taiwan benefited from a heavier weighting to information technology stocks, more specifically semiconductor companies. Rising commodity prices benefited commodity linked markets, such as Peru, Brazil and South Africa. China, the largest country weight in the Index, lagged the broader Index as a result of weakening consumption and concerns of higher valuations among information technology and internet consumer platform stocks.
  The Fund returned

  37.73%

  over the period, outperforming the

  29.55% return of the Index.
    Performance contributors:
      The Fund’s overweight to information technology stocks added value as did overall stock selection in t
      h
      e sector.
      An underweight to one of the lowest performing markets, India, proved beneficial as lower earnings, unresolved tariff agreements and higher oil prices negatively impacted that market.
      The Fund’s underweight to China was a source of added value for the period.
      The Fund’s overweight to several commodity linked markets,

      such as Peru, Brazil, Mexico and South Africa, contributed to the Fund’s outperformance as well.
      Axiom Investors LLC, a growth-oriented sub-adviser in the Fund, outperformed through overweight positions in information technology stocks within South Korea and Taiwan. Stock selection in both markets also added value.
      Westwood Global Investments, LLC also outperformed with an overweight allocation to and stock selection in South Korea, an underweight to China and India, and overweight allocations to commodity linked markets.

      These contributing factors offset an underweight to Taiwan.
    Performance detractors:
      An underweight to Taiwan, due to an underweight to the market’s largest weighted stock, Taiwan Semiconductor Manufacturing Company, proved detrimental.
      The Fund’s holdings were on average a detractor within India.
      Although FIAM LLC outperformed the Fund’s Index, Taiwan proved a challenging market for the sub-adviser as weak stock selection and an underweight allocation proved detrimental.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and com
pares the initial and su
bseque
nt account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities
market index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
ACTIVE M EMERGING MARKETS EQUITY FUND (SHARES/NMMEX)	37.73%	4.81%	8.11%
MSCI EMERGING MARKETS INDEX	29.55%	3.69%	7.80%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 193,610,000
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 1,405,000
Investment Company, Portfolio Turnover	67.26%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 193,610
Total number of portfolio holdings	139
Total net advisory fees paid (in thousands)	$ 1,405
Portfolio turnover rate as of the end of the reporting period	67.26%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
United States Dollar	19.1%
Taiwan Dollar	16.9%
Korean Won	15.6%
Hong Kong Dollar	11.6%
Indian Rupee	8.7%
South African Rand	5.8%
All other currencies less than 5% *	23.6%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
WORLD SELECTION INDEX FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	WORLD SELECTION INDEX FUND
Class Name	CLASS I
Trading Symbol	NSRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the World Selection Index Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1
WORLD SELECTION INDEX FUND (CLASS I/NSRIX)	$ 32	0.29%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, global equities delivered strong double‑digit returns, supported by resilient earnings growth, gradually easing—though still restrictive—monetary policy expectations, and a strong rebound following last April’s tariff‑related selloff as trade policy ultimately proved less severe than initially outlined. Returns moderated during the latter part of the first quarter of 2026 as markets reacted to rising geopolitical risks and elevated energy prices amid escalating tensions in the Middle East. However, despite increased volatility and a late‑period pullback, full‑year performance remained firmly positive across all major regions. U.S. equities advanced meaningfully, with market leadership concentrated in information technology and communication services, driven by investor enthusiasm around artificial intelligence–related growth opportunities and capital investment. Developed markets outside the U.S. outperformed, supported by improving earnings momentum in Japan and strength in European financials and industrials, while emerging markets were the strongest major equity segment over the trailing year, benefiting from a rebound in technology‑related supply chains, with top country performance contributions coming from Taiwan, South Korea, and China.
  The Fund’s Class I shares returned 19.95% during the fiscal year
  ended March 31, 2026, compared with a return of 19.61% for its benchmark, the MSCI World Selection Index (the “Index”). The

  Index outperformed the broad developed market during the period, as gauged by the
  18.90% return of the MSCI World Index.
  Tracking difference between the Fund’s return and the Index’s return for the reporting period was primarily due to the dividend withholding tax differential that the Fund’s portfolio experiences relative to the tax rates assumed by the Index and fair value pricing, which were partially offset by Fund fees and expenses.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Class I shares of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests). Class I commenced operations on July 30, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class I Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000
1

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
WORLD SELECTION INDEX FUND (CLASS I/NSRIX)	19.95%	10.08%	11.73%
MSCI WORLD INDEX	18.90%	10.27%	11.80%
MSCI WORLD SELECTION INDEX	19.61%	9.93%	11.57%
1	Index returns may not be visible due to high correlation with the Fund’s returns.

Performance Inception Date	Jul. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 1,937,223,000
Holdings Count | Holding	684
Advisory Fees Paid, Amount	$ 3,481,000
Investment Company, Portfolio Turnover	7.99%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,937,223
Total number of portfolio holdings	684
Total net advisory fees paid (in thousands)	$ 3,481
Portfolio turnover rate as of the end of the reporting period	7.99%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
United States Dollar	71.5%
Euro	8.3%
Japanese Yen	6.2%
All other currencies less than 5% *	13.3%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Effective June 2, 2025, the Fund’s underlying index, the MSCI World Selection Index, implemented certain changes to its methodology. The Fund's principal investment strategy was updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
WORLD SELECTION INDEX FUND - CLASS K
Shareholder Report [Line Items]
Fund Name	WORLD SELECTION INDEX FUND
Class Name	CLASS K
Trading Symbol	NSRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the World Selection Index Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the
Fund
costs
for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1
WORLD SELECTION INDEX FUND (CLASS K/NSRKX)	$ 26	0.24%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 26	[1]
Expense Ratio, Percent	0.24%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, global equities delivered strong double‑digit returns, supported by resilient earnings growth, gradually easing—though still restrictive—monetary policy expectations, and a strong rebound following last April’s tariff‑related selloff as trade policy ultimately proved less severe than initially outlined. Returns moderated during the latter part of the first quarter of 2026 as markets reacted to rising geopolitical risks and elevated energy prices amid escalating tensions in the Middle East. However, despite increased volatility and a late‑period pullback, full‑year performance remained firmly positive across all major regions. U.S. equities advanced meaningfully, with market leadership concentrated in information technology and communication services, driven by investor enthusiasm around artificial intelligence–related growth opportunities and capital investment. Developed markets outside the U.S. outperformed, supported by improving earnings momentum in Japan and strength in European financials and industrials, while emerging markets were the strongest major equity segment over the trailing year, benefiting from a rebound in technology‑related supply chains, with
  top country performance contributions coming from Taiwan, South Korea, and China.
  The Fund’s Class K shares returned 20.05% during the fiscal year ended March 31, 2026, compared with a return of 19.61% for its benchmark, the MSCI World Selection Index (the “Index”). The

  Index outperformed the broad developed market during the period, as gauged
  by the 18.90% return of the MSCI World Index.
  Tracking
  difference
  between the Fund’s return and the Index’s return for the reporting period was primarily due to the dividend withholding tax differential that the Fund’s portfolio experiences relative to the tax rates assumed by the Index and fair value pricing, which were partially offset by Fund fees and expenses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund
Performance
The following graph assumes an initial $10,000 investment in the Class K shares of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests). Class K commenced operations on July 30, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class K Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000
1
1	Index returns may not be visible due to high correlation with the Fund’s returns.

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
WORLD SELECTION INDEX FUND (CLASS K/NSRKX)	20.05%	10.14%	11.77%
MSCI WORLD INDEX	18.90%	10.27%	11.80%
MSCI WORLD SELECTION INDEX	19.61%	9.93%	11.57%

Performance Inception Date	Jul. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 1,937,223,000
Holdings Count | Holding	684
Advisory Fees Paid, Amount	$ 3,481,000
Investment Company, Portfolio Turnover	7.99%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,937,223
Total number of portfolio holdings	684
Total net advisory fees paid (in thousands)	$ 3,481
Portfolio turnover rate as of the end of the reporting period	7.99%

Holdings [Text Block]
CONCENTRATION
BY
CURRENCY AS A

% OF NET ASSETS
United States Dollar	71.5%
Euro	8.3%
Japanese Yen	6.2%
All other currencies less than 5% *	13.3%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has
the
Fund
changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Effective June 2, 2025, the Fund’s underlying index, the MSCI World Selection Index, implemented certain changes to its methodology. The Fund's principal investment strategy was updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
LIMITED TERM TAX-EXEMPT FUND
Shareholder Report [Line Items]
Fund Name	LIMITED TERM TAX-EXEMPT FUND
Class Name	LIMITED TERM TAX-EXEMPT FUND
Trading Symbol	NSITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Limited Term Tax-Exempt Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
LIMITED TERM TAX-EXEMPT FUND (SHARES/NSITX)	$ 46	0.45%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 46	[1]
Expense Ratio, Percent	0.45%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, the municipal market was volatile. The fiscal year began with uncertainty regarding the municipal tax-exemption and headline policy risk prior to the passage of the One Big Beautiful Bill Act (OBBA). The municipal market stabilized once the OBBA was passed, the tax-exemption was preserved, and policy risks diminished. In addition, the U.S. Federal Reserve continued to cut rates through the latter half of 2025. As such, the municipal market ended 2025 and entered 2026 with historically high returns. However, by the end of the fiscal year, sentiment shifted as the conflict involving Iran progressed, biasing expectations toward weaker growth and higher inflation. During the fiscal year, the municipal yield curve steepened, with front-end yields down 20 to 30 basis points (“bps”) and long-end yields up by 25 bps.
  For the fiscal year ended March 31, 2026, the Fund returned 3.46%, underperforming the 3.66% return of its style-specific benchmark, the Bloomberg 1-5 Year Blend

  Municipal Bond Index. The Fund is actively managed and seeks to provide a high level of current income exempt from regular federal income tax by investing in municipal instruments.
    Performance contributors:
      Overweight to longer duration bonds.
    Performance detractors:
      Underweight to lower quality bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
1
1	Index returns may not be visible due to high correlation with the Fund’s returns.

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
LIMITED TERM TAX-EXEMPT FUND (SHARES/NSITX)	3.46%	1.31%	1.53%
BLOOMBERG U.S. MUNICIPAL BOND INDEX	4.29%	0.84%	2.16%
BLOOMBERG 1-5 YEAR BLEND MUNICIPAL BOND INDEX	3.66%	1.38%	1.69%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 324,364,000
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 1,239,000
Investment Company, Portfolio Turnover	28.23%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 324,364
Total number of portfolio holdings	202
Total net advisory fees paid (in thousands)	$ 1,239
Portfolio turnover rate as of the end of the reporting period	28.23%

Holdings [Text Block]
STATE ALLOCATION AS A % OF TOTAL EXPOSURE
Texas	14.4%
Alabama	6.6%
Florida	6.4%
Illinois	6.1%
New York	5.4%
California	5.1%
All other states less than 5% *	56.0%
*	Includes derivatives and categories rounding to less than 5%, if any.

LIMITED TERM U.S. GOVERNMENT FUND
Shareholder Report [Line Items]
Fund Name	LIMITED TERM U.S. GOVERNMENT FUND
Class Name	LIMITED TERM U.S. GOVERNMENT FUND
Trading Symbol	NSIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Limited Term U.S. Government Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
LIMITED TERM U.S. GOVERNMENT FUND (SHARES/NSIUX)	$ 45	0.44%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 45	[1]
Expense Ratio, Percent	0.44%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, global macroeconomic risk shifted towards weaker growth and higher inflation, as the impact from the conflict involving Iran brought disruption to global commodity supply, including oil, natural gas, fertilizers, and other inputs. The calendar year-over-year Consumer Price Index reversed its prior trend, rising from 2.8% to 3.3%, while the unemployment rate slightly increased to 4.3% from 4.1%. The U.S. Federal Reserve (the “Fed”) continued its easing cycle, delivering 75 basis points of cuts in the second half of 2025, bringing the Fed Funds Overnight Rate from a targeted range of 4.25%-4.50% down to 3.50%-3.75%.
  Interest rates were largely unchanged during the fiscal year ended March 31, 2026, although the curve twisted around the 10-year maturity. The spread between 2-year and 10-year yields ended the fiscal year at +0.52%. Generic 2-year yields fell 0.09% to 3.80%, while 5-year yields fell 0.01% to 3.94%. Generic 10-year yields rose 0.11% to 4.32%, and 30-year bond yields rose 0.34% to 4.91%.
  The Fund returned 3.54% for the fiscal year, underperforming its style-specific benchmark, the Bloomberg 1-5 Year U.S. Government Index, which returned 3.88%.
    Performance contributors:
      Allocation to U.S. mortgage-backed securities.
      Tactical positioning in yield curve and duration.
    Performance detractors:
      Allocation to U.S. TIPS.
      Underweight to U.S. Agencies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWT
H
OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
LIMITED TERM U.S. GOVERNMENT FUND (SHARES/NSIUX)	3.54%	1.11%	1.26%
BLOOMBERG U.S. AGGREGATE BOND INDEX	4.35%	0.31%	1.70%
BLOOMBERG 1-5 YEAR U.S. GOVERNMENT INDEX	3.88%	1.44%	1.68%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 26,428,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 15,000
Investment Company, Portfolio Turnover	74.89%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 26,428
Total number of portfolio holdings	75
Total net advisory fees paid (in thousands)	$ 15
Portfolio turnover rate as of the end of the reporting period	74.89%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Ob lig ations	96.4%
Other less than 5%* *	3.8%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
BOND INDEX FUND
Shareholder Report [Line Items]
Fund Name	BOND INDEX FUND
Class Name	BOND INDEX FUND
Trading Symbol	NOBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bond Index Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
BOND INDEX FUND (SHARES/NOBOX)	$ 7	0.07%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 7	[1]
Expense Ratio, Percent	0.07%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, the spread between 10-year and 2-year U.S. Treasuries widened by 20 basis points (“bps”), while the spread between 30-year and 10-year yields widened by 23 bps. Performance of other market segments was positive: U.S. investment-grade credit (4.84%); U.S. Agency mortgage-backed securities (5.79%); commercial mortgage-backed securities (5.39%); asset-backed securities (4.66%); and U.S. Agencies (4.15%). U.S. Treasuries displayed total return of 3.25%, as the Treasury yield curve steepened:

  2-year, 5-year, 10-year, and 30-year yields changed by -9, -1, +11, and +34 bps, respectively.
  The U.S. bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark (the “Index”), returned 4.35% for the fiscal year ended March 31, 2026. Performance of the Index in the first quarter 2026 was characterized by mixed returns across sectors. The U.S. investment grade credit sector displayed -0.48% total return amid slight credit spread widening. U.S. Agency mortgage-backed securities displayed total return of 0.40%.
  The Fund returned 4.26% during the fiscal year ended March 31, 2026, underperforming the Index.
  Sector, curve, and security selection strategies are driven by the composition of the Index, and the Fund seeks to track as closely as possible (before deduction of fees, expenses, and taxes) the investment performance of the Index. Tracking difference between the Fund’s returns and the Index’s total return for the reporting period was primarily due to the Fund’s use of a sampling methodology to seek to track the Index, and Fund fees and expenses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
1
1	Index returns may not be visible due to high correlation with the Fund’s returns.

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
BOND INDEX FUND (SHARES/NOBOX)	4.26%	0.25%	1.58%
BLOOMBERG U.S. AGGREGATE BOND INDEX	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 3,042,790,000
Holdings Count | Holding	4,174
Advisory Fees Paid, Amount	$ 276,000
Investment Company, Portfolio Turnover	56.65%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 3,042,790
Total number of portfolio holdings	4,174
Total net advisory fees paid (in thousands)	$ 276
Portfolio turnover rate as of the end of the reporting period	56.65%

Holdings [Text Block]
TYPE OF
SE
CURI
TY
AS A % OF TOTAL EXPOSURE
U.S. Government Obligations	44.9%
U.S. Government Agencies	23.8%
Corporate Bonds	20.0%
Foreign Issuer Bonds	5.5%
Other less than 5% *	5.8%
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
ACTIVE M INTERNATIONAL EQUITY FUND
Shareholder Report [Line Items]
Fund Name	ACTIVE M INTERNATIONAL EQUITY FUND
Class Name	ACTIVE M INTERNATIONAL EQUITY FUND
Trading Symbol	NMIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Active M International Equity Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
ACTIVE M INTERNATIONAL EQUITY FUND (SHARES/NMIEX)	$ 94	0.84%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 94	[1]
Expense Ratio, Percent	0.84%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, international equity markets advanced higher, as stocks in the energy, materials, and utilities sectors contributed the most to the return of the MSCI World ex USA IMI Index, the Fund’s benchmark (the “Index”). For the fiscal period, value stocks outperformed growth stocks.
  The Fund returned 24.66% over the period, outperforming the 23.84% return of the Index.
  Performance contributors:
    Strong stock selection across technology hardware & storage, apparel accessories & luxury goods, and interactive media & services helped the Fund outperform the Index.
    Overweight to South Korea and Taiwan were beneficial to performance over the period.
    Value oriented sub-advisers Causeway Capital Management LLC and Wellington Management Company LLP’s performance was supported by that style tailwind.
    Victory Capital Management Inc., which provides a smaller capitalization profile to the Fund, outperformed the Index, supported by small capitalization stocks outperforming large capitalization stocks over the period.
  Performance detractors:
    Stock selection in the communication services and financials sectors were a drag on the Fund’s performance.
    Relative sector positioning was a headwind, in particular an overweight to communication services and underweights to materials, utilities, and energy.
    WCM Investment Management, LLC and AllianceBernstein, L.P.’s growth orientation was more challenged.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the F und
and c
omp
ares the initial and sub
sequ
ent
acc
ount values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
ACTIVE M INTERNATIONAL EQUITY FUND (SHARES/NMIEX)	24.66%	9.04%	9.51%
MSCI WORLD EX USA IMI INDEX	23.84%	7.96%	8.56%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 610,096,000
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 4,325,000
Investment Company, Portfolio Turnover	48.58%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 610,096
Total number of portfolio holdings	506
Total net advisory fees paid (in thousands)	$ 4,325
Portfolio turnover rate as of the end of the reporting period	48.58%

Holdings [Text Block]
CONCENT
RATI
ON BY CURRENCY AS A

% OF NET ASSETS
Euro	30.6%
British Pound	19.4%
United States Dollar	15.1%
Japanese Yen	12.4%
All other currencies less than 5% *	20.4%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
EMERGING MARKETS EQUITY INDEX FUND
Shareholder Report [Line Items]
Fund Name	EMERGING MARKETS EQUITY INDEX FUND
Class Name	EMERGING MARKETS EQUITY INDEX FUND
Trading Symbol	NOEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Equity Index Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
EMERGING MARKETS EQUITY INDEX FUND (SHARES/NOEMX)	$ 17	0.15%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.15%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal
  year
  ended March 31, 2026, global equities delivered strong double digit returns, supported by resilient earnings growth, gradually easing—though still restrictive—monetary policy expectations, and a strong rebound following last April’s tariff related selloff as trade policy ultimately proved less severe than initially outlined. Returns moderated during the latter part of the first quarter of 2026 as markets reacted to rising geopolitical risks and elevated energy prices amid escalating tensions in the Middle East. Emerging markets were the strongest major equity segment over the trailing year which represented a meaningful recovery following multiple years of lagging performance relative to developed markets. By country, key contributors included technology-oriented markets in Asia, notably Taiwan and South Korea, where semi conductor-related stocks benefited from improving demand conditions, as well as selected strength in Latin America, which was supported by domestic growth and favorable commodity prices.
  The Fund returned 32.01%
  during
  the fiscal year ended March 31, 2026,
  compared
  with a return of 29.55% for its benchmark, the MSCI Emerging Markets Index (the “Index”).
  Tracking difference between
  the
  Fund's return and the Index's return for the reporting period was primarily due to fair value pricing of international securities included in the Fund's portfolio, as well as the impact of foreign exchange differential, which was partially offset by dividend withholding taxes, and Fund fees and expenses. Additionally, the Fund does accrue for capital gains taxes in the India market, in which the Index does not accrue for.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
EMERGING MARKETS EQUITY INDEX FUND (SHARES/NOEMX)	32.01%	3.73%	7.65%
MSCI EMERGING MARKETS INDEX	29.55%	3.69%	7.80%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 2,546,240,000
Holdings Count | Holding	1,247
Advisory Fees Paid, Amount	$ 551,000
Investment Company, Portfolio Turnover	17.87%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 2,546,240
Total number of portfolio holdings	1,247
Total net advisory fees paid (in thousands)	$ 551
Portfolio turnover rate as of the end of the reporting period	17.87%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
Taiwan Dollar	22.3%
Hong Kong Dollar	21.9%
Korean Won	15.3%
Indian Rupee	12.3%
All other currencies less than 5% *	28.1%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1,
2025
. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1,
2025
. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
LARGE CAP CORE FUND
Shareholder Report [Line Items]
Fund Name	LARGE CAP CORE FUND
Class Name	LARGE CAP CORE FUND
Trading Symbol	NOLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Cap Core Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
LARGE CAP CORE FUND (SHARES/NOLCX)	$ 50	0.45%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 50	[1]
Expense Ratio, Percent	0.45%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, financial markets posted strong returns, supported by resilient economic growth, corporate profits near all-time highs, and moderating inflation. Earnings growth remained durable across much of the economy, while monetary policy played a key role in shaping sentiment and providing support for risk assets as the U.S. Federal Reserve cut interest rates three times, lowering the federal funds rate by a cumulative 75 basis points.
  U.S. equities advanced meaningfully, with the S&P 500
  ®
  Index (the “Index”), the Fund’s benchmark, returning 17.80%, led for much of the year by information technology amid enthusiasm for artificial intelligence. Toward period end, escalating geopolitical tensions, including the conflict involving Iran, pushed energy prices higher, making energy the strongest performing sector over the fiscal year.
  The Fund returned 21.93% for the period, outperforming the 17.80% return for the Index.
    Performance contributors:
      Stocks with strong sentiment from both the broader market and market analysts generated positive returns, benefiting the Fund through its momentum exposure.
      The Fund’s tilt towards higher quality names contributed to returns as higher quality stocks outperformed those with average or lower quality fundamentals.
      Expensive stocks, typically underweighted by the Fund, lagged the Index, which contributed positively to overall performance. Stock selection was most effective in the financials and health care sectors.
    Performance detractors:
      At the sector level, stock selection in information technology and consumer staples detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
LARGE CAP CORE FUND (SHARES/NOLCX)	21.93%	13.58%	13.69%
S&P 500 ® INDEX	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 322,992,000
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 1,112,000
Investment Company, Portfolio Turnover	43.13%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 322,992
Total number of portfolio holdings	162
Total net advisory fees paid (in thousands)	$ 1,112
Portfolio turnover rate as of the end of the reporting period	43.13%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	32.2%
Financials	12.6%
Communication Services	10.4%
Consumer Discretionary	9.9%
Health Care	9.9%
Industrials	8.8%
All other industries less than 5% *	16.5%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
MID CAP INDEX FUND
Shareholder Report [Line Items]
Fund Name	MID CAP INDEX FUND
Class Name	MID CAP INDEX FUND
Trading Symbol	NOMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid Cap Index Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
MID CAP INDEX FUND (SHARES/NOMIX)	$ 11	0.10%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 11	[1]
Expense Ratio, Percent	0.10%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, global equities delivered strong double digit returns, supported by resilient earnings growth, gradually easing—though still restrictive—monetary policy expectations, and a strong rebound following last April’s tariff related selloff as trade policy ultimately proved less severe than initially outlined. Returns moderated during the latter part of the first quarter of 2026 as markets reacted to rising geopolitical risks and elevated energy prices amid escalating tensions in the Middle East.

  However, despite increased volatility and a late period pullback, full year performance remained firmly positive across all major regions. U.S. equities advanced meaningfully, with market leadership concentrated in information technology and communication services sectors, driven by investor enthusiasm around artificial intelligence–related growth opportunities and capital investment. Mid-cap equities in the U.S. delivered solid but comparatively lower gains relative to other stocks in the capitalization spectrum.

  Mid-cap equities slightly underperformed large cap stocks, and underperformed small cap stocks as mid-caps did not participate as fully in the risk-on rebound that lifted smaller, more cyclical companies during most of the reporting period.
  The Fund returned 17.24% during the fiscal year ending March 31, 2026, compared with a return of 17.35% for its benchmark, the S&P Midcap 400
  ®
  Index (the “Index”).
  Tracking difference between the Fund’s return and the Index’s return for the reporting period was primarily due to Fund fees and expenses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
1
1	Index returns may not be visible due to high correlation with the Fund’s returns.

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
MID CAP INDEX FUND (SHARES/NOMIX)	17.24%	6.81%	10.44%
RUSSELL 3000 ® INDEX	18.09%	10.87%	13.72%
S&P MIDCAP 400 ® INDEX	17.35%	6.92%	10.58%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 2,051,722,000
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 697,000
Investment Company, Portfolio Turnover	15.97%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 2,051,722
Total number of portfolio holdings	405
Total net advisory fees paid (in thousands)	$ 697
Portfolio turnover rate as of the end of the reporting period	15.97%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Industrials	25.0%
Financials	14.7%
Information Technology	12.0%
Consumer Discretionary	10.8%
Health Care	8.7%
Real Estate	6.7%
Materials	5.7%
Energy	5.3%
All other industries less than 5% *	12.8%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
INTERNATIONAL EQUITY INDEX FUND
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL EQUITY INDEX FUND
Class Name	INTERNATIONAL EQUITY INDEX FUND
Trading Symbol	NOINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Index Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
INTERNATIONAL EQUITY INDEX FUND (SHARES/NOINX)	$ 11	0.10%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 11	[1]
Expense Ratio, Percent	0.10%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, global equities delivered strong double‑digit returns, supported by resilient earnings growth, gradually easing—though still restrictive—monetary policy expectations, and a strong rebound following last April’s tariff‑related selloff as trade policy ultimately proved less severe than initially outlined. Returns moderated during the latter part of the first quarter of 2026 as markets reacted to rising geopolitical risks and elevated energy prices amid escalating tensions in the Middle East.

  However, despite increased volatility and a late‑period pullback, full‑year performance remained firmly positive across all major regions. U.S. equities advanced meaningfully, with market leadership concentrated in information technology and communication services sectors, driven by investor enthusiasm around artificial intelligence–related growth opportunities and capital investment. Developed markets outside the U.S. outperformed, supported by improving earnings momentum in Japan and strength in European financials and industrials, while emerging markets were the strongest major equity segment over the trailing year, benefiting from a rebound in technology‑related supply chains, with top country performance contributions coming from Taiwan, South Korea, and China.
  The Fund returned 23.14% during the fiscal year ended March 31, 2026, compared with a return of 21.27% for its benchmark, the MSCI EAFE
  ®
  Index (the “Index”).
  Tracking difference between the Fund’s return and the Index’s return for the reporting period was primarily due to contributions from the fair value pricing of international securities included in the Fund’s portfolio, the impact of foreign exchange rate differential, and by dividend withholding tax rate differences relative to the

  Index. These contributions were partially offset by Fund fees and expenses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
1
1	Index returns may not be visible due to high correlation with the Fund’s returns.

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
INTERNATIONAL EQUITY INDEX FUND (SHARES/NOINX)	23.14%	8.45%	8.65%
MSCI EAFE INDEX	21.27%	7.91%	8.38%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 6,101,148,000
Holdings Count | Holding	716
Advisory Fees Paid, Amount	$ 2,362,000
Investment Company, Portfolio Turnover	17.24%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 6,101,148
Total number of portfolio holdings	716
Total net advisory fees paid (in thousands)	$ 2,362
Portfolio turnover rate as of the end of the reporting period	17.24%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
Euro	33.4%
Japanese Yen	22.2%
British Pound	14.8%
Swiss Franc	9.0%
Australian Dollar	6.5%
All other currencies less than 5% *	12.9%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
LARGE CAP VALUE FUND
Shareholder Report [Line Items]
Fund Name	LARGE CAP VALUE FUND
Class Name	LARGE CAP VALUE FUND
Trading Symbol	NOLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Cap Value Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
LARGE CAP VALUE FUND (SHARES/NOLVX)	$ 61	0.56%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 61	[1]
Expense Ratio, Percent	0.56%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, financial markets delivered strong returns, supported by resilient economic growth and corporate profits that remained near all-time highs. Inflation pressures continued to moderate over the period, while earnings growth proved durable across many sectors of the economy. Monetary policy remained a key driver of market sentiment, as the U.S. Federal Reserve cut interest rates three times during the fiscal year, lowering the federal funds rate by a cumulative 75 basis points and providing support for risk assets.
  U.S. equity markets advanced meaningfully during the period, as reflected by the 15.87% return of the Russell 1000
  ®
  Value Index, the Fund’s style-specific benchmark (the “Index”). For much of the year, market leadership was concentrated in information technology and industrials, driven by investor enthusiasm around artificial intelligence–related growth opportunities and capital investment. Toward the end of the period, escalating geopolitical tensions, including the conflict involving Iran, contributed to higher energy prices, resulting in energy becoming the leading performing sector over the fiscal year.
  The Fund posted a return of 18.20% for the fiscal year ended March 31, 2026, outperforming the 15.87% return of the Index. The Fund invests in stocks that Northern Trust Investments, Inc. believes are inexpensive, well-managed, and highly profitable with sustainable and efficient cash flow.
    Performance contributors:
      Exposure to high-quality stocks
      Allocation to value stocks
      Stock selection within health care and communication services sectors
    Performance detractors
    :
      Stock selection in information technology and consumer staples sectors
      A modest underweight in semiconductors and aerospace industries, as stocks in those industries significantly outperformed the Index in this period

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
1
1	Index returns may not be visible due to high correlation with the Fund’s returns.

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
LARGE CAP VALUE FUND (SHARES/NOLVX)	18.20%	9.93%	10.71%
RUSSELL 1000 ® INDEX	17.74%	11.34%	13.97%
RUSSELL 1000 ® VALUE INDEX	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 67,156,000
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 217,000
Investment Company, Portfolio Turnover	62.14%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 67,156
Total number of portfolio holdings	171
Total net advisory fees paid (in thousands)	$ 217
Portfolio turnover rate as of the end of the reporting period	62.14%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	21.0%
Industrials	12.8%
Health Care	12.5%
Information Technology	11.7%
Communication Services	9.1%
Consumer Discretionary	6.8%
Energy	6.7%
Consumer Staples	6.3%
Utilities	5.3%
All other industries less than 5% *	9.7%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
GLOBAL REAL ESTATE INDEX FUND
Shareholder Report [Line Items]
Fund Name	GLOBAL REAL ESTATE INDEX FUND
Class Name	GLOBAL REAL ESTATE INDEX FUND
Trading Symbol	NGREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Real Estate Index Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
GLOBAL REAL ESTATE INDEX FUND (SHARES/NGREX)	$ 54	0.51%
1	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 54	[1]
Expense Ratio, Percent	0.51%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?

  During the fiscal year ended March 31, 2026, global equities delivered strong double‑digit returns, supported by resilient earnings growth, gradually easing—though still restrictive—monetary policy expectations, and a strong rebound following last April’s tariff‑related selloff as trade policy ultimately proved less severe than initially outlined. Returns moderated during the latter part of the first quarter of 2026 as markets reacted to rising geopolitical risks and elevated energy prices amid escalating tensions in the Middle East.

  However, despite increased volatility and a late‑period pullback, full‑year performance remained firmly positive across all major regions. Global real estate equity securities also delivered positive returns during the reporting period supported by income and valuation recovery, but moderate returns when compared to the broader global equity market, as gauged
  by the 20.01% return of the MSCI All Country World Index.

  The
  Fund
  returned 10.39% during the fiscal year ended March 31, 2026, compared with a return of 9.50% for its benchmark, the MSCI
  ®
  ACWI
  ®
  IMI Core Real Estate Index (the “Index”).

  Tracking difference between the Fund’s return and the Index’s return for the reporting period was primarily due to contributions from the dividend withholding tax differential that the Fund’s portfolio experiences relative to the tax rates assumed by the Index and fair value pricing differences, which were partially offset by Fund fees and expenses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
1
1	Index returns may not be visible due to high correlation with the Fund’s returns.

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
GLOBAL REAL ESTATE INDEX FUND (SHARES/NGREX)	10.39%	2.14%	3.46%
MSCI WORLD INDEX	18.90%	10.27%	11.80%
MSCI ACWI IMI CORE REAL ESTATE INDEX	9.50%	1.61%	3.01%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 20, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 685,804,000
Holdings Count | Holding	502
Advisory Fees Paid, Amount	$ 2,986,000
Investment Company, Portfolio Turnover	3.69%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 685,804
Total number of portfolio holdings	502
Total net advisory fees paid (in thousands)	$ 2,986
Portfolio turnover rate as of the end of the reporting period	3.69%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
United States Dollar	58.0%
Japanese Yen	9.8%
Hong Kong Dollar	5.1%
All other currencies less than 5% *	27.1%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.

Material Fund Change Strategies [Text Block]	On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature

[1]	Reflects applicable expense reimbursements and fee waivers.